Disposals and impairment - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [line items]
Proceeds from disposals of businesses, net of cash disposed	$ 1,714	$ 2,578	$ 1,193
Deferred consideration relating to the disposals, receivable within one year	48	112	141
Deferred consideration relating to the disposals, receivable after one year	247	244	217
Contingent consideration receivable relating to disposals	85	190	1,694
Losses on sale of businesses and fixed assets, and closures	642	1,806	156
Impairment losses	5,529	5,633	5,747
Egypt
Disclosure of impairment loss and reversal of impairment loss [line items]
Proceeds from disposals of businesses, net of cash disposed		594
Alaska
Disclosure of impairment loss and reversal of impairment loss [line items]
Proceeds from disposals of businesses, net of cash disposed		1,331
Canada
Disclosure of impairment loss and reversal of impairment loss [line items]
Proceeds from disposals of businesses, net of cash disposed		252
gas & low carbon energy
Disclosure of impairment loss and reversal of impairment loss [line items]
Losses on sale of businesses and fixed assets, and closures	410	303	9
Impairment losses	4,146	3,310	2,213
Recoverable amount of asset or cash-generating unit	8,805	5,025	4,811
gas & low carbon energy | Transition businesses [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	3,537
gas & low carbon energy | Upstream gas businesses [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	609
gas & low carbon energy | Mauritania & Senegal
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses		1,495	1,434
gas & low carbon energy | Trinidad and Tobago
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses			565
oil production & operations
Disclosure of impairment loss and reversal of impairment loss [line items]
Losses on sale of businesses and fixed assets, and closures	110	19	5
Impairment losses	454	1,155	1,840
Recoverable amount of asset or cash-generating unit	2,058	8,705	14,072
oil production & operations | North Sea
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	397	1,035	852
customers & productsa
Disclosure of impairment loss and reversal of impairment loss [line items]
Losses on sale of businesses and fixed assets, and closures	118	1,457	143
Impairment losses	926	1,144	1,614
Recoverable amount of asset or cash-generating unit		57	327
other businesses & corporate
Disclosure of impairment loss and reversal of impairment loss [line items]
Losses on sale of businesses and fixed assets, and closures	4	27	(1)
Impairment losses	$ 3	24	80
Türkiye ground fuels | customers & productsa
Disclosure of impairment loss and reversal of impairment loss [line items]
Losses on sale of businesses and fixed assets, and closures		1,132
BPX Energy [Member] | oil production & operations
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses			802
Gelsenkirchen refinery | customers & productsa
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses		$ 807	$ 1,336